Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
Expenses by nature

20. Expenses by nature

		For the year ended December 31,
	Note	2022	2023	2024
		MYR	MYR	MYR	USD
Cost of revenue
- Construction cost		1,961,480	6,041,901	2,170,000	485,513
- Depreciation and amortization	(ii)	74,661	24,888	229,365	51,318
- Consulting fees	(iii)	–	2,330,000	6,667,000	1,491,666
- Vegetable costs		21,721	934,681	16,838,559	3,767,437
- Planting related costs		249,861	499,744	59,280	13,263
- Wages and benefits	(i)	282,206	376,560	81,506	18,236
		2,589,929	10,207,774	26,045,710	5,827,433

		For the year ended December 31,
	Note	2022	2023	2024
		MYR	MYR	MYR	USD
Selling and promotion expenses
- Entertainment expenses		40,137	53,121	22,575	5,051
- Marketing fees		48,958	381,224	186,043	41,625
- Sponsorship expenses		10,000	–	–	–
		99,095	434,345	208,618	46,676

General and administrative expenses
- Director fee	(i),(iv)	120,000	120,000	1,000,000	223,739
- Professional fees		85,725	503,556	2,955,710	661,307
- Wages and benefits	(i)	21,903	315,762	1,128,559	252,502
- Depreciation and amortization	(ii)	18,629	274,545	583,049	130,450
- Commission paid		–	161,129	145,674	32,592
- Office expenses		53,019	98,567	274,610	61,441
- Others		2,870	1,779	11,862	2,654
		302,146	1,475,338	6,099,464	1,364,685
Total of cost of revenue, selling and promotion, and general and administrative expenses		2,991,170	12,117,457	32,353,792	7,238,794
(i)	Staff costs

	For the year ended December 31,
	2022	2023	2024
	MYR	MYR	MYR	USD
Director fee	120,000	120,000	1,000,000	223,739
Salaries and wages	265,411	600,833	1,085,888	242,955
Contributions to social security contribution plan	38,211	75,013	105,351	23,571
Welfare expenses	487	16,476	18,826	4,212
	424,109	812,322	2,210,065	494,477

(ii)	Depreciation and amortization

	For the year ended December 31,
	2022	2023	2024
	MYR	MYR	MYR	USD
Property, plant and equipment	11,629	47,055	89,117	19,939
Intangible assets	7,000	16,106	243,183	54,409
Right-of-use assets	74,661	236,272	480,114	107,420
	93,290	299,433	812,414	181,768

(iii)	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.

(iv)	During the years ended December 31, 2022 and 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.